Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
November 30, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—90.5%
	Aerospace/Defense—1.6%
$ 950,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 966,669
2,125,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	2,179,270
950,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	970,149
1,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	1,391,959
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	643,997
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,265,252
	TOTAL	7,417,296
	Airlines—0.1%
350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	350,129
	Automotive—5.1%
2,775,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,747,310
250,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	255,855
2,450,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,942,722
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	2,015,361
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,523,111
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	545,210
1,950,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	1,975,837
1,325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,277,980
625,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	664,144
5,700,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,740,282
1,800,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	1,623,637
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	586,265
375,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	376,972
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	397,604
	TOTAL	23,672,290
	Banking—0.1%
525,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	527,382
	Building Materials—4.2%
1,550,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,489,329
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	185,176
275,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	282,139
1,125,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,109,681
2,350,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,137,538
2,500,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,248,620
1,625,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,546,053
850,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	834,169
275,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	282,756
475,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	483,835
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	577,416
975,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	965,371
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,296,639
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	256,027
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	267,478
2,325,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,286,980
250,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	255,928

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$1,700,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	$ 1,714,164
1,275,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,276,713
	TOTAL	19,496,012
	Cable Satellite—6.8%
325,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	324,766
1,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,030,666
1,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,616,483
775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	672,853
1,200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,115,794
450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	405,298
1,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,858,247
2,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,715,221
500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	365,154
1,200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	905,957
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	237,752
1,300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	724,174
2,025,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,839,147
875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	526,653
750,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	569,517
225,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	193,715
1,375,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	911,910
400,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	384,251
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	649,864
1,650,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,429,603
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	634,353
1,425,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,286,661
2,625,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	2,411,889
3,400,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,319,781
1,550,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,323,669
275,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	243,075
250,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	216,969
1,775,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,565,516
1,725,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,543,712
425,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	425,458
	TOTAL	31,448,108
	Chemicals—2.5%
350,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	344,091
350,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	367,483
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	391,511
350,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	356,705
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	939,150
975,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	924,435
2,475,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	2,182,914
1,000,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	1,015,434
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	916,372
375,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	384,746
925,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	984,483
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,635,002
375,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	389,643

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 875,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	$ 819,006
	TOTAL	11,650,975
	Construction Machinery—0.6%
800,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	741,955
325,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	297,346
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	858,404
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	566,647
350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	355,656
	TOTAL	2,820,008
	Consumer Cyclical Services—3.9%
325,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	333,091
2,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	2,227,742
2,150,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	2,171,064
975,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	972,115
1,725,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,674,905
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	537,469
325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	337,255
2,150,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	2,042,895
2,650,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,720,698
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	794,029
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	607,830
1,625,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,471,951
450,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	451,205
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	767,263
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	765,925
	TOTAL	17,875,437
	Consumer Products—1.8%
3,575,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,587,194
550,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	570,320
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,007,929
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,363,692
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,429,335
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	380,373
	TOTAL	8,338,843
	Diversified Manufacturing—1.3%
2,625,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	2,657,290
175,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	179,635
1,175,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,207,425
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	896,874
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,084,771
	TOTAL	6,025,995
	Finance Companies—2.4%
1,875,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	1,982,047
125,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	129,358
125,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	130,038
825,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	790,693
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	552,739
475,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	483,561
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	835,861
825,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	761,937

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$1,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	$ 1,769,321
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	370,015
1,350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,348,088
1,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,428,336
450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	447,155
	TOTAL	11,029,149
	Food & Beverage—1.6%
1,750,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,819,690
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	1,035,176
300,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	303,035
1,075,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,073,496
400,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	404,651
498,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	502,671
300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	297,205
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,569,280
125,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	123,735
425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	439,670
	TOTAL	7,568,609
	Gaming—5.0%
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	391,293
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	863,030
925,000	Caesars Entertainment Corp., 144A, 6.000%, 10/15/2032	910,026
225,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	232,229
600,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	612,499
600,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	565,492
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	200,530
700,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	695,493
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,204,272
525,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	535,865
550,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	568,082
1,175,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	1,224,399
650,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	657,826
1,375,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,389,610
1,900,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	1,810,637
2,500,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	2,486,422
1,950,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,012,371
1,600,000	Penn Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,457,845
200,000	Penn Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	198,525
1,500,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	1,461,063
525,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	526,723
650,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	622,388
950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	859,251
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	99,666
550,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	581,367
875,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	873,565
	TOTAL	23,040,469
	Health Care—4.4%
1,600,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,559,391
950,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	882,829
1,075,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,039,482

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 525,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	$ 389,047
900,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	727,015
675,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	653,836
225,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	210,168
550,000		CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	469,854
300,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	309,454
425,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	395,649
525,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	568,130
625,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	617,657
575,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	569,051
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	205,484
1,325,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,243,064
5,125,000		Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	5,007,663
525,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	526,407
1,150,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,086,801
775,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	768,528
875,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	876,413
100,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	102,549
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	352,229
1,800,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	1,805,951
		TOTAL	20,366,652
		Health Insurance—0.1%
350,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	353,203
		Independent Energy—3.7%
675,000		Aethon United LP BR/Aethon United Finance, 144A, 7.500%, 10/1/2029	700,539
500,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	491,593
425,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	418,469
550,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	550,955
500,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	512,217
225,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	225,889
325,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	344,625
900,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	955,220
525,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	548,636
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	212,339
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,973,306
600,000		Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	571,418
300,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	298,032
1,275,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	4,781
725,000		Expand Energy Corp., Sr. Unsecd. Note, 8.375%, 9/15/2028	745,633
175,000		Expand Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	175,232
125,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	123,587
1,200,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	1,204,813
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	979,362
350,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	352,864
375,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	374,423
492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	491,246
650,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	670,420
350,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	333,024
525,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	497,848
400,000		Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	417,932

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 675,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	$ 675,908
1,000,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,003,049
350,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	352,757
600,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	603,365
	TOTAL	16,809,482
	Industrial - Other—1.5%
1,300,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	1,326,773
3,750,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,584,372
1,975,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,043,795
	TOTAL	6,954,940
	Insurance - P&C—8.0%
1,275,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	1,301,952
975,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	982,094
1,500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	1,524,580
850,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	858,715
2,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,613,808
500,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	510,913
3,775,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	3,890,736
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	1,906,828
925,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	941,778
1,625,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	1,673,625
4,475,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,319,767
2,250,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	2,336,266
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,289,732
1,800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	1,842,623
1,100,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	1,168,431
1,700,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,847,242
2,500,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	2,563,032
575,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	575,259
2,600,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	2,648,955
	TOTAL	36,796,336
	Leisure—1.5%
250,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	261,609
500,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	530,998
625,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	625,496
150,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	160,155
275,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	278,768
525,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	531,926
300,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	296,460
250,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	250,864
400,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	401,010
700,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	715,730
1,000,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,033,456
1,750,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,690,503
	TOTAL	6,776,975
	Lodging—0.6%
950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	838,384
200,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	200,314
525,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	510,916
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	788,404

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	$ 285,598
250,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	254,066
	TOTAL	2,877,682
	Media Entertainment—2.5%
700,000	CMG Media Corp., 144A, 8.875%, 6/18/2029	485,520
475,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	283,320
750,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	443,668
350,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	340,913
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	312,660
3,300,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	3,184,232
550,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	519,755
525,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	517,812
350,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	370,532
675,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	666,244
625,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	477,503
1,325,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	901,331
500,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	477,178
250,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	236,435
1,000,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	898,366
850,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	820,233
750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	766,006
	TOTAL	11,701,708
	Metals & Mining—1.0%
900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	852,000
725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	729,740
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	930,857
300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	305,811
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,611,619
	TOTAL	4,430,027
	Midstream—5.0%
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,494,459
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,949,459
1,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,346,738
275,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	283,695
400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	415,346
525,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	493,451
1,550,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	1,445,400
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	674,886
600,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	610,251
875,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	849,552
1,025,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	984,866
248,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	248,581
300,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	306,411
2,250,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,311,434
225,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	231,327
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	470,493
750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	737,531
600,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	589,870
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	410,115
1,125,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	1,119,650

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 300,000	HF Sinclair Corp., Sr. Unsecd. Note, 6.375%, 4/15/2027	$ 304,523
900,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	922,974
525,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	529,722
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	895,569
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	592,107
375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	373,479
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	252,791
1,375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,391,981
325,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	319,904
175,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	174,273
425,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	376,601
	TOTAL	23,107,439
	Oil Field Services—2.1%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,456,489
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,110,888
325,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	336,210
625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	606,316
175,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	182,077
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	175,688
525,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	507,690
625,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	626,072
370,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	370,327
2,025,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,039,299
1,100,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,127,685
	TOTAL	9,538,741
	Packaging—4.5%
1,643,920	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	349,497
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,347,488
1,325,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	792,138
800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	478,272
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	769,214
350,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	356,475
350,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	362,246
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	225,306
825,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	834,440
3,275,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	3,289,689
400,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	396,944
1,475,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	1,512,910
800,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	819,957
975,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	890,226
1,219,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,218,072
350,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	349,124
475,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	469,060
900,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	917,235
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	704,475
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	303,206
375,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	390,794
475,000	Trivium Packaging Finance B.V., Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	474,514
3,350,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	3,359,034
	TOTAL	20,610,316

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—0.3%
$1,100,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	$ 1,032,579
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	115,023
	TOTAL	1,147,602
	Pharmaceuticals—1.6%
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	624,280
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	185,067
1,725,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,041,624
1,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	602,849
300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	192,884
2,575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,351,869
325,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	327,869
375,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	387,665
325,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	308,292
1,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,213,924
	TOTAL	7,236,323
	Restaurant—1.7%
5,775,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	5,249,930
325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	330,690
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	870,791
875,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	859,360
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	338,436
	TOTAL	7,649,207
	Retailers—1.3%
600,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	599,101
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,116,470
1,425,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,326,736
325,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	325,648
975,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	886,753
525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	462,228
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	253,446
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	347,666
450,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	470,976
225,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	235,087
	TOTAL	6,024,111
	Supermarkets—0.3%
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	533,243
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	449,050
375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	378,557
	TOTAL	1,360,850
	Technology—11.0%
175,000	Amentum Escrow Corp., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	179,879
1,775,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	1,849,630
450,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	326,698
750,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	770,430
1,600,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	1,609,766
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	253,460
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,639,663
2,725,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	2,679,292
350,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	365,092
1,400,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	1,418,707

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,650,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	$ 1,592,980
1,050,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,040,695
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,337,721
1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,732,684
325,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	331,564
1,700,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,704,515
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	230,395
450,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	466,915
436,590	GoTo Group, Inc., First Out, Series 144A, 5.500%, 5/1/2028	365,644
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,375,654
725,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	677,553
375,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	383,920
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	594,169
4,575,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	4,452,509
4,400,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	4,214,842
725,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	793,941
1,600,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,548,651
445,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	427,774
575,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	598,091
350,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	330,678
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	230,567
1,025,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	919,045
375,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	389,877
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,533,946
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	482,321
75,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	80,535
400,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	431,804
708,500	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	809,991
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	186,654
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	442,759
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	446,557
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	291,304
600,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	612,665
2,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	1,995,361
700,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	716,849
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	391,384
1,300,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,216,144
1,300,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	1,337,279
850,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	777,036
375,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	385,060
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	575,495
	TOTAL	50,546,145
	Transportation Services—0.4%
1,050,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,086,230
550,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	572,244
	TOTAL	1,658,474
	Utility - Electric—2.0%
700,000	Calpine Corp., 144A, 4.500%, 2/15/2028	677,684
77,000	Calpine Corp., 144A, 5.250%, 6/1/2026	76,630
300,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	271,127

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	$ 430,136
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	426,962
700,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	684,286
875,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	896,155
110,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	98,080
350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	348,364
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	450,230
1,125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,055,598
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,285,813
400,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	421,304
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	374,608
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,376,257
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	398,675
		TOTAL	9,271,909
		TOTAL CORPORATE BONDS (IDENTIFIED COST $430,464,716)	416,478,824
		COMMON STOCKS—5.1%
		Automotive—0.2%
55,948	[2]	American Axle & Manufacturing Holdings, Inc.	369,816
3,115		Lear Corp.	304,772
		TOTAL	674,588
		Chemicals—0.3%
18,350		Koppers Holdings, Inc.	705,741
62,540	[2]	PQ Group Holdings, Inc.	497,193
		TOTAL	1,202,934
		Commercial Services & Supplies—0.2%
38,315		Interface, Inc.	1,017,263
		Consumer Cyclical Services—0.2%
9,390		The Brink’s Co.	908,107
		Consumer Products—0.2%
21,865		Edgewell Personal Care Co.	799,822
		Containers & Packaging—0.5%
149,530		Ardagh Metal Packaging	550,270
38,476		Graphic Packaging Holding Co.	1,157,743
52,655	[2]	O-I Glass, Inc.	663,453
		TOTAL	2,371,466
		Electric Utilities—0.2%
9,055		NRG Energy, Inc.	920,079
		Food & Beverage—0.3%
18,185	[2]	US Foods Holding Corp.	1,268,767
		Hotels Restaurants & Leisure—0.6%
12,385		Boyd Gaming Corp.	914,632
30,765	[2]	Caesars Entertainment Corp.	1,184,145
14,755		Red Rock Resorts, Inc.	739,078
		TOTAL	2,837,855
		Independent Energy—0.0%
97		Expand Energy Corp.	9,599
		Media Entertainment—0.4%
5,058	[2,3]	Audacy Capital Corp.	109,556

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media Entertainment—continued
201,515	[2]	Stagwell, Inc.	$ 1,583,908
		TOTAL	1,693,464
		Midstream—0.2%
55,556		Suburban Propane Partners LP	1,102,787
		Oil Field Services—0.1%
8,820	[2]	Nabors Industries Ltd.	647,653
		Oil Gas & Consumable Fuels—0.1%
11,763		Devon Energy Corp.	446,406
		Personal Products—0.2%
25,110		Energizer Holdings, Inc.	956,942
		Services—0.2%
52,480		Dun & Bradstreet Holdings, Inc.	666,496
		Technology—0.4%
7,640		Science Applications International Corp.	949,270
96,365	[2]	Viavi Solutions, Inc.	957,868
		TOTAL	1,907,138
		Technology Hardware Storage & Peripherals—0.2%
7,420		Dell Technologies, Inc.	946,718
		Trading Companies & Distributors—0.4%
7,340	[2]	GMS, Inc.	736,569
4,690		WESCO International, Inc.	992,263
		TOTAL	1,728,832
		Utility - Electric—0.2%
7,045		Vistra Corp.	1,126,073
		TOTAL COMMON STOCKS (IDENTIFIED COST $24,420,259)	23,232,989
	[2]	WARRANTS—0.0%
		Independent Energy—0.0%
183		Expand Energy Corp., Warrants	14,221
		Media Entertainment—0.0%
6,131	[3]	Audacy Capital Corp., Warrants	61
1,021	[3]	Audacy Capital Corp., Warrants	10
		TOTAL	71
		TOTAL WARRANTS (IDENTIFIED COST $2,041)	14,292
		INVESTMENT COMPANIES—3.1%
889,029		Bank Loan Core Fund	7,752,332
6,501,289		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[4]	6,501,289
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $15,269,573)	14,253,621
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $470,156,589)	453,979,726
		OTHER ASSETS AND LIABILITIES - NET—1.3%[5]	6,033,473
		TOTAL NET ASSETS—100%	$460,013,199

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 2/29/2024	$7,294,493	$12,915,151	$—	$20,209,644
Purchases at Cost	$474,596	$23,823,978	$74,885,049	$99,183,623
Proceeds from Sales	$—	$(36,737,127)	$(68,383,760)	$(105,120,887)
Change in Unrealized Appreciation/Depreciation	$(16,757)	$838	$—	$(15,919)
Net Realized Gain/(Loss)	$—	$(2,840)	$—	$(2,840)
Value as of 11/30/2024	$7,752,332	$—	$6,501,289	$14,253,621
Shares Held as of 11/30/2024	889,029	—	6,501,289	7,390,318
Dividend Income	$474,596	$86,174	$141,526	$702,296

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$416,478,824	$—	$416,478,824
Warrants	14,221	—	71	14,292
Equity Securities:
Common Stocks
Domestic	21,925,510	—	109,556	22,035,066
International	1,197,923	—	—	1,197,923
Investment Company	14,253,621	—	—	14,253,621
TOTAL SECURITIES	$37,391,275	$416,478,824	$109,627	$453,979,726

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind